Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Write-Downs of Long-Lived Assets
18.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2021 and September 30, 2021, the long-lived ass
e
ts classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2021	As of September 30, 2021
Investment in operating leases	¥8,055	¥13,634
The long-lived assets classified as held for sale as of March 31, 2021 are included in Real Estate segment and ORIX USA segment. The long-lived assets classified as held for sale as of September 30, 2021 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, PE Investment and Concession segment, and Aircraft and Ships segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
For the six months ended September 30, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥583 million and ¥88 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2020		Six months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	0	¥1	1

Total	¥0	0	¥1	1

	Six months ended September 30, 2020		Six months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	0	¥11	1
Condominiums	64	2	1	1
Land undeveloped or under construction	17	1	0	0
Others*	502	—	75	—

Total	¥583	—	¥87	—

*	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the six months ended September 30, 2020, include a write-down of ¥433 million of two hotels.
Losses of ¥433 million in Real Estate segment, ¥17 million in Environment and Energy segment, ¥60 million in ORIX USA segment and ¥73 million in Asia and Australia segment were recorded for the six months ended September 30, 2020. Losses of ¥12 million in Real Estate segment, ¥1 million in PE Investment and Concession segment,
¥71
million in ORIX USA segment and
¥4
million in Asia and Australia segment were recorded for the six months ended September 30, 2021.

For the three months ended September 30, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥326 million and ¥1 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2020		Three months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	0	¥1	1

Total	¥0	0	¥1	1

	Three months ended September 30, 2020		Three months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Condominiums	¥26	1	¥0	0
Land undeveloped or under construction	17	1	0	0
Others*	283	—	0	—

Total	¥326	—	¥0	—

*	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended September 30, 2020, include a write-down of ¥280 million of one hotel.
Losses of ¥280 million in Real Estate segment, ¥17 million in Environment and Energy segment and ¥29 million in Asia and Australia segment were recorded for the three months ended September 30, 2020.
A loss of
¥1 million in PE Investment and Concession segment
was
recorded for the three months ended September 30, 2021.